CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500.0	2,500.0
Ordinary shares, issued	1,016.0	957.0
Treasury, shares	108.0	105.0
Common Stock, Par or Stated Value Per Share	₪ 0.10
Preferred Stock Shares Issued	3.4
Preferred Stock Shares Authorized	5.0
Preferred Stock Par Or Stated Value Per Share	₪ 0.10